DESCRIPTION OF THE PLAN (Details) - EBP 002	12 Months Ended
	Dec. 31, 2025 USD ($) year loan	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Minimum age to participate | year	21
Requisite service period	3 months
Minimum annual contribution percentage of total compensation	1.00%
Maximum annual contribution percentage of total compensation	50.00%
Employer contribution matching percentage	100.00%
Participant compensation percentage matched	6.00%
Automatic deferral rate	3.00%
Maximum threshold for mandatory distributions following termination of employment	$ 7,000
Maximum threshold for direct payment of mandatory distributions following termination of employment	1,000
Forfeitures used to pay plan expenses	265,000
Unused forfeitures	172,000	$ 151,000
Maximum borrowing amount	$ 50,000
Maximum borrowing, percentage to vested account balance	50.00%
Maximum number of outstanding loans | loan	2
Basis spread on variable rate	1.00%
Loan borrowing term	60 months
Primary residence, borrowing term	120 months
Minimum
EBP, Description of Plan [Line Items]
Threshold for automatic rollover of mandatory distributions following termination of employment	$ 1,000
Participant loan interest rate	3.25%
Maximum
EBP, Description of Plan [Line Items]
Threshold for automatic rollover of mandatory distributions following termination of employment	$ 7,000
Participant loan interest rate	9.50%